Property, Plant and Equipment ('PP&E') (Tables)	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment ('PP&E")
Property, Plant and Equipment ('PP&E')

	Buildings and
	leasehold	Laboratory
	improvements	equipment	Other	Total
	(€ in thousands)	(€ in thousands)	(€ in thousands)	(€ in thousands)
Balance at January 1, 2018
Cost	1,856	2,004	1,309	5,169
Accumulated depreciation	(802)	(1,069)	(793)	(2,664)
Carrying amount	1,054	935	516	2,505

Additions	18	281	13	312
Depreciation	(296)	(419)	(238)	(953)
Disposals	—	—	—	—
Movement for the period	(278)	(138)	(225)	(641)

Balance at December 31, 2018
Cost	1,874	2,285	1,322	5,481
Accumulated depreciation	(1,098)	(1,488)	(1,031)	(3,617)
Carrying amount	776	797	291	1,864

Effect of initial application of IFRS 16 Leases (note 21)	2,359	—	—	2,359

Balance at January 1, 2019
Cost	4,233	2,285	1,322	7,840
Accumulated depreciation	(1,098)	(1,488)	(1,031)	(3,617)
Carrying amount	3,135	797	291	4,223

Additions	141	694	—	835
Depreciation	(1,485)	(433)	(134)	(2,052)
Effect of lease modification (note 21)	(566)	—	—	(566)
Disposals	—	—	—	—
Movement for the period	(1,910)	261	(134)	(1,783)

Balance at December 31, 2019
Cost	3,808	2,979	1,322	8,109
Accumulated depreciation	(2,583)	(1,921)	(1,165)	(5,669)
Carrying amount	1,225	1,058	157	2,440